Accumulated Losses	12 Months Ended
Jan. 31, 2020
Fair value gain loss on convertible notes derivative
Accumulated Losses

26	Accumulated Losses

	Year Ended 31 January 2020 NZ$000’s	Year Ended 31 January 2019 NZ$000’s
Accumulated losses at the beginning of the financial year	(121,651)	(72,431)
Impact of IFRS 16	(639)	-
Loss for the year	(54,305)	(49,220)
Accumulated losses at end of the financial year	(176,595)	(121,651)